ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2020
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of	As of
	September 30, 2020	September 30, 2019
Trade accounts receivable	$1,325,333	$614,556
Less: allowances for doubtful accounts	(206,857)	(10,796)
Accounts receivable, net	$1,118,476	$603,760